31. Expenses by nature (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	$ 10,912,722	$ 9,247,065	$ 13,263,857
Selling expenses	5,032,681	3,567,838	3,379,261
Administrative expenses	2,872,127	2,504,506	2,288,037
Expenses by nature	18,817,530	15,319,409	18,931,155
Salaries and social security taxes
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	4,331,442	4,997,823	5,104,795
Selling expenses	777,014	886,976	861,097
Administrative expenses	914,507	917,200	987,713
Expenses by nature	6,022,963	6,801,999	6,953,605
Pension plans
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	80,695	124,507	142,590
Selling expenses	14,476	22,097	24,053
Administrative expenses	17,037	22,850	27,589
Expenses by nature	112,208	169,454	194,232
Communications expenses
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	81,110	55,281	49,817
Selling expenses	269,674	289,371	251,381
Administrative expenses	16,017	22,804	20,318
Expenses by nature	366,801	367,456	321,516
Allowance for the impairment of trade and other receivables
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	0	0	0
Selling expenses	977,503	391,615	433,371
Administrative expenses	0	0	0
Expenses by nature	977,503	391,615	433,371
Supplies consumption
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	790,392	687,199	513,318
Selling expenses	0	0	0
Administrative expenses	122,623	109,780	64,249
Expenses by nature	913,015	796,979	577,567
Leases and insurance
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	530	653	870
Selling expenses	0	0	0
Administrative expenses	180,218	182,024	173,973
Expenses by nature	180,748	182,677	174,843
Security service
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	136,656	130,263	134,404
Selling expenses	2,027	1,797	22,855
Administrative expenses	128,699	141,231	85,461
Expenses by nature	267,382	273,291	242,720
Fees and remuneration for services
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	1,411,812	1,081,974	897,754
Selling expenses	1,040,164	876,612	923,607
Administrative expenses	1,007,152	820,225	771,520
Expenses by nature	3,459,128	2,778,811	2,592,881
Public relations and marketing
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	0	0	0
Selling expenses	0	0	0
Administrative expenses	32,246	56,659	0
Expenses by nature	32,246	56,659	0
Advertising and sponsorship
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	0	0	0
Selling expenses	0	0	0
Administrative expenses	16,612	29,187	0
Expenses by nature	16,612	29,187	0
Reimbursements to personnel
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	60	89	1,821
Selling expenses	68	55	343
Administrative expenses	498	827	1,520
Expenses by nature	626	971	3,684
Depreciation of property, plants and
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	2,014,887	1,740,231	1,739,293
Selling expenses	300,255	275,125	301,301
Administrative expenses	246,357	132,733	106,647
Expenses by nature	2,561,499	2,148,089	2,147,241
Directors and Supervisory Committee
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	0	0	0
Selling expenses	0	0	0
Administrative expenses	21,893	21,429	11,937
Expenses by nature	21,893	21,429	11,937
ENRE penalties
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	2,064,330	428,049	4,677,844
Selling expenses	1,052,135	428,663	367,907
Administrative expenses	0	0	0
Expenses by nature	3,116,465	856,712	5,045,751
Taxes and charges
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	0	0	0
Selling expenses	598,908	395,263	193,081
Administrative expenses	162,549	32,011	27,088
Expenses by nature	761,457	427,274	220,169
Other
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	808	996	1,351
Selling expenses	457	264	265
Administrative expenses	5,719	15,546	10,022
Expenses by nature	$ 6,984	$ 16,806	$ 11,638